Variable Interest Entities - Schedule of Assets and Liabilities of Lessor VIEs (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt:
Current portion of long-term debt and short-term debt	$ 830,911	$ 1,384,933
Long-term debt	1,788,669	1,025,914
Total liabilities	3,040,688	2,967,983
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	188,434	130,063
Debt:
Current portion of long-term debt and short-term debt	799,011	833,664
Long-term debt	1,097,539	252,691
Total liabilities	1,896,550	$ 1,086,355
ICBCL Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	23,272
Debt:
Current portion of long-term debt and short-term debt	39,316
Long-term debt	117,880
Total liabilities	157,196
ICBCL Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	67,109
Debt:
Current portion of long-term debt and short-term debt	182,540
Long-term debt	0
Total liabilities	182,540
ICBCL Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	16,436
Debt:
Current portion of long-term debt and short-term debt	30,402
Long-term debt	123,228
Total liabilities	153,630
ICBCL Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	18
Debt:
Current portion of long-term debt and short-term debt	122,208
Long-term debt	0
Total liabilities	122,208
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	0
Debt:
Current portion of long-term debt and short-term debt	125,937
Long-term debt	0
Capital Lease Obligations	125,937
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	25,750
Debt:
Current portion of long-term debt and short-term debt	143,849
Long-term debt	0
Capital Lease Obligations	143,849
COSCO Shipping Agreement | Golar Crystal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	2,798
Debt:
Current portion of long-term debt and short-term debt	5,879
Long-term debt	92,181
Total liabilities	98,060
CSSC | Hilli | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	53,051
Debt:
Current portion of long-term debt and short-term debt	148,880
Long-term debt	764,250
Total liabilities	$ 913,130